Note 7 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Assets related to:
Capitalized R&D costs	$ 1,380	$ 602
Net operating losses	761	2,643
Accruals and reserves	3,438	72
Stock-based compensation	450	142
Total deferred tax assets	6,029	3,459
Valuation allowance for deferred tax assets	(5,723)	(3,459)
Net deferred tax assets	306	0
Liabilities related to:
Section 481A method change	(306)	0
Net deferred tax liabilities	(306)	0
Net deferred tax	$ 0	$ 0